Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income for the year	R$ 4,292,618	R$ 2,244,511	R$ 5,200,583
Items that will not be subsequently reclassified to the statement of income
Actuarial (losses)/gains on defined benefit plan from investments in subsidiaries	879	424	903
Actuarial (losses)/gains on defined benefit pension plan	132,059	(113,518)	413
Total Items that will not be subsequently reclassified to the statement of income	132,938	(113,094)	1,316
Items that could be subsequently reclassified to the statement of income
Cumulative translation adjustments for the year	581,175	32,922	(87,101)
(Loss)/gain on change in percentage of investments	6,102	(2,288)	(105)
Fair value through other comprehensive income			(1,559,680)
(Loss) / gain on business combination			(651)
(Loss)/gain on net investment hedge in foreign subsidiaries	(4,824)	2,472	(21,852)
(Loss)/gain cash flow hedge accounting, net of taxes	(5,537,174)	(604,828)	(1,415,962)
Cash flow hedge accounting reclassified to income upon realization, net of taxes	1,667,886	790,353	370,191
Cash flow hedge accounting - "Platts" reclassified to income upon realization, net of taxes	186,878
(Loss)/gain cash flow hedge accounting - "Platts"	(187,423)
Total Items that could be subsequently reclassified to the statement of income	(3,287,380)	218,631	(2,715,160)
Other comprehensive income	(3,154,442)	105,537	(2,713,844)
Comprehensive income for the year	1,138,176	2,350,048	2,486,739
Attributable to:
Attributed to owners of the Company	640,052	1,894,503	2,360,292
Attributed to non-controlling interests	R$ 498,124	R$ 455,545	R$ 126,447